CONDENSED CONSOLIDATED STATEMENTS STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Balances at Dec. 31, 2012	$ (3,528)	$ 0	$ 2	$ 8,332	$ (11,862)
Balances (in shares) at Dec. 31, 2012		250,000	2,283,446
Common stock issued in conversion of Series D preferred stock	127	$ 0	$ 0	127	0
Common stock issued in conversion of Series D preferred stock (in shares)		(250,000)	53,961
Preferred stock - Series C issued to officers as compensation	39	$ 1	$ 0	38	0
Preferred stock - Series C issued to officers as compensation (in shares)		750,000	0
Common stock issued for services	860	$ 0	$ 0	860	0
Common stock issued for services (in shares)		0	141,333
Common stock issued to acquire intangible assets	79	$ 0	$ 0	79	0
Common stock issued to acquire intangible assets (in shares)		0	13,333
Common stock issued in settlement of accounts payable	260	$ 0	$ 0	260	0
Common stock issued in settlement of accounts payable (in shares)		0	49,539
Common stock issued in settlement of notes payable	2,200	$ 0	$ 1	2,199	0
Common stock issued in settlement of notes payable (in shares)		0	625,737
Common stock issued upon conversion of convertible promissory notes	1,559	$ 0	$ 1	1,558	0
Common stock issued upon conversion of convertible promissory notes (in shares)		0	656,372
Common stock issued for Series D convertible preferred stock dividend	0	$ 0	$ 0	12	(12)
Common stock issued for Series D convertible preferred stock dividend (in shares)		0	2,759
Loss on issuance of common stock	352	$ 0	$ 0	352	0
Common stock issued upon exercise of common stock options	0	$ 0	$ 0	0	0
Common stock issued upon exercise of common stock options (in shares)		0	1,333
Debt discount written off - associated with convertible promissory notes	(250)	$ 0	$ 0	(250)	0
Beneficial conversion feature - debt discount - convertible promissory notes	226		0	226	0
Beneficial conversion feature - Series D Convertible Preferred stock	321		0	321	0
Relative fair value associated with senior secured convertible debentures issued with detachable warrants	1,939		0	1,939	0
Derivative liability reclassified upon conversion of convertible promissory notes	2,711		0	2,711	0
Series D convertible preferred stock 8% dividend accrued at period end	(26)		0	0	(26)
Stock-based compensation expense	744	0	0	744	0
Net loss	(15,132)	0	0	0	(15,132)
Balances at Dec. 31, 2013	(7,519)	$ 1	$ 4	19,508	(27,032)
Balances (in shares) at Dec. 31, 2013		750,000	3,827,813
Common stock issued for services	663	$ 0	$ 0	663	0
Common stock issued for services (in shares)		0	50,972
Common stock issued to acquire intangible assets	354	$ 0	$ 0	354	0
Common stock issued to acquire intangible assets (in shares)		0	36,667
Common stock issued to acquire in-process research and development	3,000	$ 0	$ 0	3,000	0
Common stock issued to acquire in-process research and development (in shares)		0	250,000
Common stock issued in settlement of accounts payable	68	$ 0	$ 0	68	0
Common stock issued in settlement of accounts payable (in shares)		0	5,357
Common stock issued in private placement	3,074	$ 0	$ 0	3,074	0
Common stock issued in private placement ( in shares)		0	200,274
Common stock issued (in shares)			200,274
Common stock issued in consideration of commitment fees for equity financing	516	$ 0	$ 0	516	0
Common stock issued in consideration of commitment fees for equity financing (in shares)		0	43,120
Deferred funding costs charged to equity upon termination of advisory agreement	(190)	$ 0	$ 0	(190)	0
Common stock issued upon conversion of 8% convertible debentures, including accrued interest	8,423	$ 0	$ 1	8,422	0
Common stock issued upon conversion of 8% convertible debentures, including accrued interest (in shares)		0	576,489
Common stock issued for Series D convertible preferred stock dividend	0	$ 0	$ 0	103	(103)
Common stock issued for Series D convertible preferred stock dividend (in shares)		0	23,099
Loss on issuance of common stock	260	$ 0	$ 0	260	0
Common stock issued upon exercise of common stock warrants	4,975	$ 0	$ 1	4,974	0
Common stock issued upon exercise of common stock warrants (in shares)		0	552,777
Deferred commitment fee for equity financing reclassified upon stock issuance	(518)	$ 0	$ 0	(518)	0
Loss on issuance of warrants	3,867	0	0	3,867	0
Series E convertible preferred stock issued, net of issue costs of $43	3,507	$ 3,550	$ 0	(43)	0
Series E convertible preferred stock issued, net of issue costs (in shares)		3,944	0
Series E convertible preferred stock issued to retire demand promissory note	500	$ 500	$ 0	0	0
Series E convertible preferred stock issued to retire demand promissory note (in shares)		556	0
Series E convertible preferred stock deemed dividend from beneficial conversion feature	0	$ 0	$ 0	376	(376)
Series D convertible preferred stock deemed dividend from beneficial conversion feature		330	0	0	(330)
Series D convertible preferred stock reclassified to stockholders’ equity (deficit)	839	$ 839	$ 0		0
Series D convertible preferred stock reclassified to stockholders’ equity (deficit) (in shares)		1,299	0
Series E convertible preferred stock dividend accrued at period end	(65)	$ 0	$ 0	0	(65)
Series D convertible preferred stock 8% dividend accrued at period end	(65)
Stock-based compensation expense	1,302	0	0	1,302	0
Net loss	(27,277)	0	0	0	(27,277)
Balances at Dec. 31, 2014	(4,071)	$ 5,220	$ 6	45,886	(55,183)
Balances (in shares) at Dec. 31, 2014		755,799	5,614,605
Common stock issued upon conversion of convertible promissory notes, including accrued interest	130	$ 0	$ 0	130	0
Common stock issued upon conversion of convertible promissory notes, including accrued interest (in shares)		0	46,252
Common stock issued for extension of maturity of demand promissory note payable	20		$ 0	20	0
Common stock issued for extension of maturity of demand promissory note payable (in shares)			1,785
Common stock issued for services	106	$ 0	$ 0	106	0
Common stock issued for services (in shares)		0	9,028
Common stock issued	2,819	$ 0	$ 0	2,819	0
Common stock issued (in shares)		0	256,305
Sale of Series E Preferred Stock	2,950	$ 2,950	$ 0	0	0
Sale of Series E Preferred Stock (in shares)		3,278	0
Series D dividend accrued	(15)	$ 0	$ 0	0	(15)
Series E dividend accrued	(192)	0	0	0	(192)
Common stock issued for acquisition of DioGenix	7,951	$ 0	$ 1	7,950	0
Common stock issued for acquisition of DioGenix (in shares)		0	662,526
Common stock issued for Series D convertible preferred stock dividend	26	$ 0	$ 0	35	(9)
Common stock issued for Series D convertible preferred stock dividend (in shares)		0	7,819
Series D stock conversion	0	$ (494)	$ 0	494	0
Series D stock conversion (in shares)		(549)	122,073
Series E stock conversion	0	$ (450)	$ 0	450	0
Series E stock conversion (in shares)		(500)	41,667
Series E modification deemed dividend	0	$ 0	$ 0	440	(440)
Common Stock issued as fee for debt financing arrangement	102	$ 0	$ 0	102	0
Common Stock issued as fee for debt financing arrangement (in shares)		0	8,333
Legal fees related to stock offering	(19)	$ 0	$ 0	(19)	0
Common stock issued for Series E convertible preferred stock dividend	65	$ 0	$ 0	237	(172)
Common stock issued for Series E convertible preferred stock dividend (in shares)		0	21,738
Stock-based compensation expense	488	$ 0	$ 0	488	0
Net loss	(6,580)	0	0	0	(6,580)
Balances at Mar. 31, 2015	3,629	$ 7,226	$ 7	58,987	(62,591)
Balances (in shares) at Mar. 31, 2015		758,028	6,747,384
Common stock issued for funding fees	(1)	$ 0	$ 0	(1)	0
Common stock issued for funding fees (in shares)		0	3,290
Balances at Dec. 31, 2014	(4,071)	$ 5,220	$ 6	45,886	(55,183)
Balances (in shares) at Dec. 31, 2014		755,799	5,614,605
Net loss	(12,302)
Balances at Jun. 30, 2015	3,410	$ 12,216	$ 7	62,637	(71,450)
Balances (in shares) at Jun. 30, 2015		759,159	7,084,970
Balances at Mar. 31, 2015	3,629	$ 7,226	$ 7	58,987	(62,591)
Balances (in shares) at Mar. 31, 2015		758,028	6,747,384
Common stock issued in conversion of Series D preferred stock	0	$ (360)	$ 0	360	0
Common stock issued in conversion of Series D preferred stock (in shares)		(400)	88,889
Common stock issued for services	97	$ 0	$ 0	97	0
Common stock issued for services (in shares)		0	17,360
Sale of Series E Preferred Stock	400	$ 400	$ 0	0	0
Sale of Series E Preferred Stock (in shares)		444	0
Series D dividend accrued	(8)	$ 0	$ 0	0	(8)
Series E dividend accrued	(233)	0	0	0	(233)
Series G dividend accrued	(114)	0	0	0	(114)
Sale of Series G preferred Stock	4,950	$ 4,950	$ 0	0	0
Sale of Series G preferred stock (in shares)		1,087	0
Common stock issued for Series D convertible preferred stock dividend	16	$ 0	$ 0	16
Common stock issued for Series D convertible preferred stock dividend (in shares)		0	3,620
Common stock issued to Series E shareholders related to modification of preferred stock agreement	0		$ 0	0	0
Common stock issued to Series E shareholders related to modification of preferred stock agreement (in shares)			200,000
Series E modification deemed dividend	0	$ 0	$ 0	2,782	(2,782)
Common Stock issued as fee for debt financing arrangement	14	$ 0	$ 0	14	0
Common Stock issued as fee for debt financing arrangement (in shares)		0	1,867
Common stock issued for Series E convertible preferred stock dividend	192	$ 0	$ 0	192	0
Common stock issued for Series E convertible preferred stock dividend (in shares)		0	25,850
Stock-based compensation expense	319	$ 0	$ 0	319	0
Net loss	(5,722)	0	0	0	(5,722)
Balances at Jun. 30, 2015	3,410	$ 12,216	$ 7	62,637	(71,450)
Balances (in shares) at Jun. 30, 2015		759,159	7,084,970
Common stock issued for funding fees	$ (130)	$ 0	$ 0	$ (130)	$ 0
Common stock issued for funding fees (in shares)		0	0